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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment No.: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ Donald W. Hughes,             Baltimore, Maryland,    August 11, 2009
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       32
Form 13F Information Table Value Total:  $66,418 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
          Column 1             Column 2  Column 3   Column 4        Column 5         Column 6   Column 7           Column 8
----------------------------  ---------  ---------  --------  --------------------  ----------  --------  -------------------------
                                                                                                                Voting Authority
                               Title of               Value     Shrs or   Sh/ Put/  Investment    Other   -------------------------
       Name of Issuer           Class      CUSIP    (x$1000)    Prn Amt   Prn Call  Discretion  Managers     Sole     Shared  Other
----------------------------  ---------  ---------  --------  ----------  --------  ----------  --------  ----------  ------  -----
PHC INC MASS                  CL A       693315103  $ 3,440    2,456,788  SH        Defined       N/A      2,456,788
TIER TECHNOLOGIES INC         CL B       88650Q100  $ 4,890      633,466  SH        Defined       N/A        633,466
RAMTRON INTL CORP             COM NEW    751907304  $ 1,109      972,775  SH        Defined       N/A        972,775
AMERICAN PHYSICIANS SVC GROU  COM        028882108  $ 3,528      155,500  SH        Defined       N/A        155,500
SYNOVIS LIFE TECHNOLOGIES IN  COM        87162G105  $ 1,650       79,450  SH        Defined       N/A         79,450
CENTRAL SECS CORP             COM        155123102  $   929       60,812  SH        Defined       N/A         60,812
ATLAS ACQUISITION HLDGS CORP  COM        049162100  $    65        6,700  SH        Defined       N/A          6,700
BRIDGEPOINT ED INC            COM        10807M105  $ 1,061       62,420  SH        Defined       N/A         62,420
GLOBAL CONSUMER ACQST CORP    COM        378983100  $    36        3,700  SH        Defined       N/A          3,700
GLOBAL BRANDS ACQUISITION CO  COM        378982102  $   438       45,010  SH        Defined       N/A         45,010
LIBERTY ACQUISITION HLDGS CO  COM        53015Y107  $   272       30,000  SH        Defined       N/A         30,000
OVERTURE ACQUISITION CORP     SHS        G6830P100  $   388       40,000  SH        Defined       N/A         40,000
HILLTOP HOLDINGS INC          COM        432748101  $ 3,351      282,277  SH        Defined       N/A        282,277
CAPELLA EDUCATION COMPANY     COM        139594105  $ 1,115       18,601  SH        Defined       N/A         18,601
EHEALTH INC                   COM        28238P109  $   749       42,400  SH        Defined       N/A         42,400
ARROW FINL CORP               COM        042744102  $ 1,184       43,866  SH        Defined       N/A         43,866
HECKMANN CORP                 COM        422680108  $   906      241,600  SH        Defined       N/A        241,600
PAYCHEX INC                   COM        704326107  $   907       36,000  SH        Defined       N/A         36,000
HEARTLAND PMT SYS INC         COM        42235N108  $ 1,027      107,301  SH        Defined       N/A        107,301
MAIDEN HOLDINGS LTD           SHS        G5753U112  $ 2,071      315,719  SH        Defined       N/A        315,719
MEADOWBROOK INS GROUP INC     COM        58319P108  $   469       71,893  SH        Defined       N/A         71,893
LIQUIDITY SERVICES INC        COM        53635B107  $   997      101,133  SH        Defined       N/A        101,133
EPIQ SYS INC                  COM        26882D109  $   589       38,300  SH        Defined       N/A         38,300
ZAPATA CORP                   COM PAR $  989070602  $   541       79,400  SH        Defined       N/A         79,400
ONEBEACON INSURANCE GROUP LT  CL A       G67742109  $ 1,536      131,395  SH        Defined       N/A        131,395
STRAYER ED INC                COM        863236105  $ 1,140        5,225  SH        Defined       N/A          5,225
NET 1 UEPS TECHNOLOGIES INC   COM NEW    64107N206  $ 1,291       95,000  SH        Defined       N/A         95,000
GEN-PROBE INC NEW             COM        36866T103  $   499       11,600  SH        Defined       N/A         11,600
NOBEL LEARNING CMNTYS INC     COM        654889104  $20,281    1,768,213  SH        Defined       N/A      1,768,213
ATRICURE INC                  COM        04963C209  $ 3,594    1,026,721  SH        Defined       N/A      1,026,721
CIBT EDUCATION GROUP INC      COM        17163Y102  $ 5,229   10,894,558  SH        Defined       N/A     10,894,558
PET DRX CORPORATION           COM        715813101  $ 1,136    2,028,037  SH        Defined       N/A      2,028,037